Intangible assets - Reconciliation of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of intangible assets
Opening net book amount			£ 768,857	£ 799,640
Additions			104,965	16,332
Disposals			(51,902)	(7,929)
Amortization charge	£ (31,257)	£ (33,440)	(63,444)	(68,571)
Closing net book amount	758,476	739,472	758,476	739,472
Cost / gross value
Reconciliation of intangible assets
Opening net book amount			1,207,745	1,217,426
Closing net book amount	1,207,618	1,198,449	1,207,618	1,198,449
Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount			(438,888)	(417,786)
Closing net book amount	(449,142)	(458,977)	(449,142)	(458,977)
Goodwill
Reconciliation of intangible assets
Opening net book amount			421,453	421,453
Closing net book amount	421,453	421,453	421,453	421,453
Goodwill | Cost / gross value
Reconciliation of intangible assets
Opening net book amount			421,453	421,453
Closing net book amount	421,453	421,453	421,453	421,453
Registrations
Reconciliation of intangible assets
Opening net book amount			338,762	369,508
Additions			103,489	14,461
Disposals			(51,902)	(7,929)
Amortization charge			(61,172)	(66,947)
Closing net book amount	329,177	309,093	329,177	309,093
Registrations | Cost / gross value
Reconciliation of intangible assets
Opening net book amount			772,328	785,594
Closing net book amount	772,089	764,746	772,089	764,746
Registrations | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount			(433,566)	(416,086)
Closing net book amount	(442,912)	(455,653)	(442,912)	(455,653)
Other intangible assets
Reconciliation of intangible assets
Opening net book amount			8,642	8,679
Additions			1,476	1,871
Amortization charge			(2,272)	(1,624)
Closing net book amount	7,846	8,926	7,846	8,926
Other intangible assets | Cost / gross value
Reconciliation of intangible assets
Opening net book amount			13,964	10,379
Closing net book amount	14,076	12,250	14,076	12,250
Other intangible assets | Accumulated depreciation, amortization and impairment
Reconciliation of intangible assets
Opening net book amount			(5,322)	(1,700)
Closing net book amount	£ (6,230)	£ (3,324)	£ (6,230)	£ (3,324)